Exhibit 99.1 Schedule 2

Exception Grades
Run Date - 10/5/2026 9:40:26 AM

SitusAMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Waived with Regrade	Exception Level Grade	DBRS Initial Exception Rating	DBRS Final Exception Rating	Fitch Initial Exception Rating	Fitch Final Exception Rating	Kroll Initial Exception Rating	Kroll Final Exception Rating	Moody's Initial Exception Rating	Moody's Final Exception Rating	S&P Initial Exception Rating	S&P Final Exception Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
226209954							Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage is insufficient by (REDACTED)				Reviewer Comment (2026-08-12): Received Hazard Insurance. Exception Cleared. Buyer Comment (2026-08-10): HOI	08/12/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Refinance - Rate/Term		C	A	C	A			A	A		N/A	No
226294256							Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The OFAC for the business entity was not provided.				Reviewer Comment (2026-07-24): Received OFAC search result for borrowing business entity. Exception cleared. Buyer Comment (2026-07-22): OFAC for the business entity attached.	07/24/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		D	A	D	A			A	A		N/A	No
226294256							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Corporate Resolution not provided		Provide evidence of signing authority for the borrowing entity. Document must be signed by all owners of the borrowing entity. The borrowing certificate in file incorrectly states this is a single member LLC and only contains our guarantor's signature. Our guarantor owns (REDACTED) of the company, and a second individual owns (REDACTED)				Reviewer Comment (2026-07-24): Received corporate resolution. Exception cleared. Buyer Comment (2026-07-22): Signing authority documentation attached.	07/24/2026			No	1	C	A	C	A	C	A	C	A	C	A		FL	Investment	Purchase		D	A	D	A			A	A		N/A	No
226294256							Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Deeds / Warranty / Grant / Quit-Claim not provided		Missing deed signed at closing transferring ownership to our borrowing entity.				Reviewer Comment (2026-07-22): Revalidated available warranty deeds showing transferring ownership to borrowing entity. Exception Cleared. Buyer Comment (2026-07-20): Please see Doc ID (REDACTED) for executed Warranty Deed transferring ownership to our borrowing entity.	07/22/2026			No	1	D	A	D	A	D	A	D	A	D	A		FL	Investment	Purchase		D	A	D	A			A	A		N/A	No
226294257	Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided	Provide a pay history for the subject property.	The qualifying DSCR on the loan is greater than the guideline minimum.	The DSCR of (REDACTED) is greater than the minimum required DSCR of (REDACTED)	XX,Originator	Reviewer Comment (2026-08-26): Waived in error.

Reviewer Comment (2026-08-26): Waived with compensating factors per lender exception approval.

Reviewer Comment (2026-08-25): VOM is dated post closing.

Buyer Comment (2026-08-24): Uploaded VOM.

Reviewer Comment (2026-08-12): Received mortgage invoice as proof of housing history. Unable to verify payments were made. Provide a fully executed VOM together with either bank statements showing account ownership and timely payments debited by mortgage servicer, or canceled checks front and back along with the most recent mortgage statement. Exception remains

Buyer Comment (2026-08-10): Mortgage Statements
																				08/26/2026	No	2	C	B	C	B	C	B	C	B	C	B		MI	Investment	Refinance - Rate/Term		C	B	C	B			A	A		N/A	No
226499165							Credit	Loan Package Documentation	Application / Processing	Insurance	Missing Document: Flood Certificate not provided		Flood Certificate missing in the file.				Reviewer Comment (2026-08-10): Received Flood Certificate. Exception Cleared. Buyer Comment (2026-08-06): See attached.	08/10/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
226499165							Credit	Missing Document	General	Missing Document	Missing Document: 1007 Rent Comparison Schedule not provided		Comparable Rent Schedule missing in the file.				Reviewer Comment (2026-09-15): Sufficient documentation provided. Buyer Comment (2026-09-14): Please see 1007 & appraisal attached from the same Appraiser (REDACTED). Thank you. Reviewer Comment (2026-08-13): 1007 provided was not completed by the original appraiser that completed the 1004. Buyer Comment (2026-08-11): Please see 1007 attached Thank you.	09/15/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
226499165							Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance coverage is insufficient by (REDACTED). Provide verification of policy with sufficient coverage or provide copy of insurer's replacement cost estimate supporting current coverage amount.				Reviewer Comment (2026-08-10): Received Hazard Insurance. Exception Cleared. Buyer Comment (2026-08-06): See hoi attached. Thank you.	08/10/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No
226499165							Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		Missing evidence of the (REDACTED) payment for subject property.				Reviewer Comment (2026-08-10): Guideline allows 1x30 day late with no hits. Exception Cleared. Buyer Comment (2026-08-06): (REDACTED), please waive as this program permits a 1x30 day late with no hits. Thank you.	08/10/2026			No	1	C	A	C	A	C	A	C	A	C	A		GA	Investment	Refinance - Cash-out - Other		C	A	C	A			A	A		N/A	No